Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Description of unit split				in accordance with the amended and restated limited liability company agreement of IM, Class A Unit Interests increased by a multiple of one hundred thousand (100,000) or 1 to 100,000 unit (the “Unit Split”). The Class A members and their respective unit interests uniformly increased. Unless otherwise indicated, all share and per share amounts presented herein have been retroactively adjusted to reflect the impact of the Unit Split.
Revenue percentage		10.00%
Annual goods percentage		10.00%
Accounts payable balance percentage		21.00%
Cash and cash equivalents		$ 25,800,000
Working capital deficit		53,500,000
Gross proceeds		34,100,000
Counterparty purchase amount		50,000,000
Income tax benefit		(23,000)	$ 2,000
Income tax expense		$ 0	$ 0
Vesting term		5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable balance percentage			17.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable balance percentage			13.00%
U.S. Federal [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax benefit		$ 23,000
Income tax expense		$ 2,000
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		83.00%	83.00%
Customer Two [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		35.00%	40.00%
Customer Two [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage		14.00%	30.00%
One major supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total goods and services purchased		63.00%	42.00%
Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage		$ 250,000
Public Offering amounted		26,658,313
Underwriting commissions		4,595,000
Deferred underwriting commissions		11,541,250
Excess fair value of founder shares		9,680,125
Other offering costs		841,938
Allocated to the over-allotment option		23,439
Ordinary shares not subject to redemption		$ 2,096,740
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)				100,000
Class A Ordinary Shares [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)				100,000
Class A Ordinary Shares [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)				1
Class A Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)		27,481,818
Ordinary shares subject to redemption		$ 24,538,134
Ordinary shares not subject to redemption		$ 2,096,740
Redemption of shares (in Shares)		31,588,011
Redemption rights (in Shares)	1,386,989
Class A Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member] | IPO [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate of shares (in Shares)		23,332,500